Fair Value Of Assets And Liabilities (Nonrecurring Fair Value Measurements) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 24,269		$ 27,418
Loans, net of unearned income		19,589,520	[1]	17,686,502	[1]	$ 16,230,166
Real estate acquired by foreclosure	[2]	16,237		33,063
Other assets		155,479		135,605
Net gains/(losses), Loans, net of unearned income	[3]	(2,055)		4,087		(801)
Net gains/(losses), Real estate acquired by foreclosure	[4]	(2,041)		(2,868)		(3,465)
Net gains/(losses), Other assets	[5]	(3,349)		(4,582)		(2,087)
Gain (loss) on financial assets measured on non-recurring basis		(7,371)		(3,306)		(6,777)
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	31,070		27,026		40,531
Real estate acquired by foreclosure	[4]	11,235		24,977		30,430
Other assets	[5]	29,609		24,577		28,660
Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0
Other assets		66,427		33,760
Fair Value Inputs Level1 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	0		0		0
Real estate acquired by foreclosure	[4]	0		0		0
Other assets	[5]	0		0		0
Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		2,345		0
Other assets		88,067		100,004
Fair Value Inputs Level2 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	0		0		0
Real estate acquired by foreclosure	[4]	0		0		0
Other assets	[5]	0		0		0
Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		21,924		27,418
Other assets		985		1,841
Fair Value Inputs Level3 [Member] | Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans, net of unearned income	[3]	31,070		27,026		40,531
Real estate acquired by foreclosure	[4]	11,235		24,977		30,430
Other assets	[5]	29,609		24,577		28,660
First Mortgage [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		638		729		846
Net gains/(losses), Loans held for sale		75		57		(470)
First Mortgage [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0		0
First Mortgage [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0		0		0
First Mortgage [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		638		$ 729		846
Small Business Administrations [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		4,286				3,322
Net gains/(losses), Loans held for sale		(1)				46
Small Business Administrations [Member] | Fair Value Inputs Level1 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		0				0
Small Business Administrations [Member] | Fair Value Inputs Level2 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		4,286				3,322
Small Business Administrations [Member] | Fair Value Inputs Level3 [Member]
Fair Value Of Assets And Liabilities [Line Items]
Loans held-for-sale		$ 0				$ 0

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2016 and 2015 include $8.1 million and $14.6 million, respectively, of foreclosed residential real estate.
[3]

Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses . Gains in 2015 are due to recoveries of previously charged-off amounts.

[4]

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to go vernment insured mortgages.

[5]	Represents tax credit investments accounted for under the equity method .